John Hancock Disciplined Value Mid Cap Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	10.00%	9.68%	9.00%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	8.24%	7.53%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.00%	7.54%	7.01%